INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Balance Sheet Impact of Investments (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Associates And Joint Ventures [Line Items]
Assets	$ 28,830	$ 29,477
Total liabilities	(16,554)	(16,003)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Assets	31,412	40,375
Total liabilities	(15,950)	(20,575)
Total Net Assets	$ 15,462	$ 19,800